Note 22 - Net Loss Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
22.	NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted income (loss) per share for the years indicated:

	Years ended December 31,
	2013	2014	2015

Net income (loss) attributable to China Finance Online Co. Limited	$(8,573,128)	$(7,167,849)	$22,482,416

Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	109,019,513	109,385,712	110,997,871

Plus: Incremental shares from assumed conversions of stock options and nonvested shares	-	-	14,131,892

Weighted average ordinary shares outstanding used in computing diluted net income (loss) per share	109,019,513	109,385,712	125,129,763

Net income (loss) per share attributable to China Finance Online Co. Limited
- basic	$(0.08)	$(0.07)	$0.20
- diluted	$(0.08)	$(0.07)	$0.18

For the years ended December 31, 2013 and 2014, 24,505,348 options and 1,900,445 nonvested shares, 23,186,160 options, 4,030,240 restricted shares and 3,000,000 nonvested shares, were anti-dilutive, respectively, because the Group was in the loss position.